Schedule of Other Information Related to Leases (Details)	Jan. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
Leases
Weighted-average remaining lease term	1 year 3 months 18 days	4 years	5 years
Weighted-average discount rate	9.99%	9.97%	9.95%